Cover	Dec. 16, 2022
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Dec. 16, 2022
Entity File Number	001-39850
Entity Registrant Name	KL Acquisition Corp
Entity Central Index Key	0001823323
Entity Tax Identification Number	85-2734828
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	111 West 33rd Street
Entity Address, Address Line Two	Suite 1910
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10120
City Area Code	212
Local Phone Number	782-3482
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one-third of one Redeemable Warrant [Member]
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-third of one Redeemable Warrant
Trading Symbol	KLAQU
Security Exchange Name	NASDAQ
Common Class A [Member]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	KLAQ
Security Exchange Name	NASDAQ
Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 [Member]
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Trading Symbol	KLAQW
Security Exchange Name	NASDAQ